DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of financial position and results of operations of discontinued operations

	September 30, 2015	December 31, 2014

Accounts receivable	$14,107	$19,783
Net current assets of discontinued operations	$14,107	$19,783

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014	2015	2014
Revenues:
Commission and other revenue from carriers	$3,633	$5,861	$12,320	$23,099
Transition policy commission pursuant to the Agreement	39,680	56,884	126,208	186,451

	43,313	62,745	138,528	209,550

Operating expenses:
Other general and administrative	6,267	6,267	21,745	21,055

	6,267	6,267	21,745	21,055

Income from discontinued operations	$37,046	$56,478	$116,782	$188,495

The financial position of discontinued operations was as follows:

	December 31, 2014	December 31, 2013

Accounts receivable	$19,783	$31,540
Net current assets of discontinued operations	$19,783	$31,540

The results of discontinued operations do not include any allocated or common overhead expenses. The results of operations of discontinued operations were as follows:

	For the Year ended December 31,
	2014	2013
Revenues:
Commission and other revenue from carriers	$28,068	$64,823
Transition policy commission pursuant to the Agreement	238,547	351,239

	266,615	416,062

Operating expenses:
Other general and administrative	27,055	23,895

	27,055	23,895

Income from discontinued operations	$239,560	$392,167